Goodwill	12 Months Ended
Dec. 31, 2019
Goodwill.
Goodwill

Note 10: Goodwill

The change in the carrying amount of goodwill is shown below:

Balance as of December 31, 2017	$1,311,253
Acquisition	21,527
Disposal	(49,349)
Impact of foreign currency fluctuations and other	(512)
Balance as of December 31, 2018	$1,282,919
Acquisition	44,779
Transferred to Assets held for sale	(468)
Impact of foreign currency fluctuations and other	815
Balance as of December 31, 2019	$1,328,045

The Company performed the goodwill impairment test as of October 1, 2019 and 2018. Additionally, the Company reviewed goodwill for indicators of impairment at December 31, 2019 and 2018. As of December 31, 2019, 2018 and 2017, the accumulated goodwill impairment was $0.

Goodwill represents the purchase price in excess of the fair value of the net assets acquired in a business combination. If the carrying value of a reporting unit exceeds the implied fair value of that reporting unit, an impairment charge to goodwill is recognized for the excess. The Company’s reporting units are one level below the operating segment, as determined in accordance with ASC 350. For the years ended December 31, 2019 and 2018, the Company had five reporting units.

The Company estimates the fair value of its reporting units using the income approach. Under the income approach, the fair value of a reporting unit is calculated based on the present value of estimated cash flows. No indicators of impairment existed as a result of the Company’s assessments, except for the sale of the Brand Protection, AntiPiracy, and AntiFraud solutions of the MarkMonitor Product Line.

On January 1, 2020, all assets, liabilities, and equity interest of the Brand Protection, AntiPiracy, and AntiFraud solutions of the MarkMonitor Product Line were sold to OpSec Security for a purchase price of $3,751, which was determined to be the approximation of the fair value. At December 31, 2019, the assets and liabilities related to the divestment met the criteria for classification as Assets held for sale on the Company’s balance sheet, which included $468 of goodwill. In addition, the Company compared the book value of the assets and liabilities to the purchase price and recorded a total impairment charge during the year ended December 31, 2019 of $18,431, which included the write down of the $468 goodwill classified as Assets held for sale. See Note 5 — “Assets Held for Sale” for further details.

On November 27, 2019, the Company acquired Darts-ip, which included $44,779 of goodwill. See Note 4 — “Business Combinations” for further details.

On October 1, 2018, the Company divested the IPM Product Line, which included $49,349 of goodwill. See Note 5 — “Assets Held for Sale and Divested Operations” for further details.

On October 25, 2018, Clarivate closed on the acquisition of TrademarkVision USA, LLC (“TrademarkVision”), which included $19,205 of goodwill. See Note 4 — “Business Combinations” for further details.

On March 15, 2018, the Company acquired all of the outstanding stock of Kopernio (“Kopernio”), which included $2,322 of goodwill. See Note 4 — “Business Combinations” for further details.